UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 9, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2001.

Report for the Calendar Year or Quarter Ended:     September 30, 2000

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  November 2, 2001


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:       550,863,000



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE

						    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ASSOCIATES FIRST               CS               046008108    36267   954400 SH       SOLE                   954400
AXA FINANCIAL                  CS               002451102    35357   694125 SH       SOLE                   694125
CMB 10-45 PUT                  PT               16161A9V2       42    37000 SH  Put  SOLE                    37000
COASTAL CORP                   CS               190441105    29706   400750 SH       SOLE                   400750
COBALT NETWORKS                CS               19074R101    15545   268600 SH       SOLE                   268600
DELHAIZE AMERICA CL.B          CS               246688204     1023    61100 SH       SOLE                    61100
DELHIAZE AMERICA CL.A          CS               246688105      555    31800 SH       SOLE                    31800
DURA PHARMACY                  CS               26632S109     6155   174000 SH       SOLE                   174000
EFUNDS                         CS               28224R101      298    39700 SH       SOLE                    39700
GELTEX PHARM.                  CS               368538104     9128   195000 SH       SOLE                   195000
GEORGIA PACIFIC TIMBER GROUP   CS               373298702     1938    72100 SH       SOLE                    72100
JP MORGAN                      CS               616880100    49192   301100 SH       SOLE                   301100
MCN ENERGY                     CS               55267J100     9500   370736 SH       SOLE                   370736
NABISCO GROUP                  CS               62952P102    14270   500710 SH       SOLE                   500710
NABISCO HOLDING CORP.          CS               629526104    42119   783603 SH       SOLE                   783603
R & B FALCON CORP              CS               74912E101     5416   194300 SH       SOLE                   194300
SDL INC.                       CS               784076101    17470    56400 SH       SOLE                    56400
SEAGATE TECHNOLOGY             CS               811804103   139890  2027388 SH       SOLE                  2027388
SEAGRAM                        CS               811850106    69523  1210412 SH       SOLE                  1210412
SOFTWARE.COM                   CS               83402P104    32349   178352 SH       SOLE                   178352
SOUTHDOWN INC                  CS               841297104     4040    56706 SH       SOLE                    56706
VIVENDI ADR                    CS               92851S105     1044    70500 SH       SOLE                    70500
VOICESTREAM VS (DT.1)          CS               928615103    30036   258790 SH       SOLE                   258790
						    550,863